Short-term and other benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Short-term Benefits [line items]
Employee benefit to variable compensation		$ 2,018	$ 2,569
Performance award program [member]
Disclosure Of Short-term Benefits [line items]
Employee benefit to variable compensation	$ 10,000
Employee benefit expenses	$ 655
Voluntary severance programs [member]
Disclosure Of Short-term Benefits [line items]
No of enrollments	3,045
No of seperation	966
Voluntary severance programs [member] | Corporate PDV [member]
Disclosure Of Short-term Benefits [line items]
No of enrollments	243
No of seperation	28